Vessels, Net (Details Narrative) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($) Capacity	Jun. 30, 2025 USD ($) Capacity	Mar. 31, 2025 USD ($) Capacity	Jun. 30, 2026 USD ($) Vessel Capacity	Jun. 30, 2025 USD ($) Capacity Vessel	Dec. 31, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Current portion of finance lease and financial liabilities, net	$ 83,677				$ 83,677		$ 143,592
Payments for Capital Improvements					213,974	$ 193,365
Proceeds from Sale of Property, Plant, and Equipment					122,978	33,717
Gain (Loss) on Disposition of Property Plant Equipment	32,952		$ 5,601		41,536	(329)
Property, Plant and Equipment, Net	4,575,031				4,575,031		$ 4,389,868
Vessels [Member]
Property, Plant and Equipment [Line Items]
Payments for Capital Improvements					$ 2,943	$ 16,134
2026-built Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel					4
Vessel year built					2026
TEU Containerships [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel					1	2
Vessel capacity in DWT | Capacity					7,900	7,700
Vessel type					containership	containerships
Aframax/ LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel					3	3
Vessel type					Aframax/LR2	Aframax/LR2
One 7,900 TEU Containerships And Three Aframax/LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Capitalized expenses	38,280				$ 38,280
Property, Plant and Equipment, Additions					$ 324,780
2026-built MR2 Product Tanker Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel year built					2026
Vessel capacity in DWT | Capacity					49,996
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	48,078				$ 48,078
Vessel type					MR2 product tanker
Capitalized expenses	8,557				$ 8,557
Three Kamsarmax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel					3
Property, Plant and Equipment, Transfers and Changes					$ 81,077
Property, Plant and Equipment, Additions					$ 45,136
Two 7,700 TEU Containerships And Three Aframax/LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Capitalized expenses			$ 49,934			$ 49,934
Property, Plant and Equipment, Additions						$ 464,612
2006-built Panamax [Member]
Property, Plant and Equipment [Line Items]
Vessel year built		2006		2006
Vessel capacity in DWT | Capacity		75,356
Vessel type		Panamax		Panamax
Asset Impairment Charges		$ 1,319		$ 3,790
2009-Built Transhipper Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel year built			2009
Vessel capacity in DWT | Capacity			57,573	76,596
Vessel type			transhipper
Asset Impairment Charges			$ 2,992
2025-built Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel						5
Vessel year built					2025
Four vessels sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds From Sale of Property Plant and Equipment Noncash					$ 122,978
Gain (Loss) on Disposition of Property Plant Equipment					41,536
Dry dock and special survey costs, net	3,995				3,995
Four vessels sold [Member] | 2006-built Panamax [Member]
Property, Plant and Equipment [Line Items]
Vessel year built		2006
Vessel capacity in DWT | Capacity		75,356
Vessel type		Panamax
Asset Impairment Charges		$ 1,319
Three Vessels Sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds From Sale of Property Plant and Equipment Noncash					$ 33,717
Gain (Loss) on Disposition of Property Plant Equipment						$ (329)
Dry dock and special survey costs, net			2,175			2,175
Vessel Held For Sale						$ 2,245
Three Vessels Sold [Member] | 2006-built Panamax [Member]
Property, Plant and Equipment [Line Items]
Vessel year built						2006
Vessel capacity in DWT | Capacity						76,596
Vessel type						Panamax
Asset Impairment Charges						$ 3,790
Three Vessels Sold [Member] | 2009-Built Transhipper Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel year built		2009
Vessel capacity in DWT | Capacity		57,573
Vessel type		transhipper
Asset Impairment Charges						$ 2,992
Vessels Agreed To Be Sold [Member] | 2009-Built Transhipper Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel year built						2009
Vessel capacity in DWT | Capacity						57,573
Vessel type						transhipper
Vessel Held For Sale						$ 141
Vessels Agreed To Be Sold [Member] | VLCC tanker [Member]
Property, Plant and Equipment [Line Items]
Vessel year built					2009
Vessel capacity in DWT | Capacity					296,945
Vessel type					VLCC
Property, Plant and Equipment, Net	$ 63,500				$ 63,500
Vessels Agreed To Be Sold [Member] | 2009-built [Member]
Property, Plant and Equipment [Line Items]
Vessel year built						2009
Vessel capacity in DWT | Capacity						4,250
Vessel type						containership
Vessels Agreed To Be Sold [Member] | 2008-built [Member]
Property, Plant and Equipment [Line Items]
Vessel year built						2008
Vessel capacity in DWT | Capacity						4,730
Vessel type					containership	containership
Vessels Agreed To Be Sold [Member] | 2008-2029 built [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net			$ 65,500			$ 65,500